Sep. 05, 2023
First Trust Dow Jones Internet Index Fund

Notwithstanding anything to the contrary in the Funds’ prospectus, effective as of the date set forth above, Footnote 1 of the table entitled “Annual Fund Operating Expenses” set forth in the section entitled “Fees and Expenses of the Fund” for each Fund set forth in the Funds’ prospectus is hereby deleted and replaced with the following:

(1)	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). See the Fund’s Statement of Additional Information for more information on the breakpoints.

First Trust Capital Strength ETF

Notwithstanding anything to the contrary in the Funds’ prospectus, effective as of the date set forth above, Footnote 1 of the table entitled “Annual Fund Operating Expenses” set forth in the section entitled “Fees and Expenses of the Fund” for each Fund set forth in the Funds’ prospectus is hereby deleted and replaced with the following:

(1)	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). See the Fund’s Statement of Additional Information for more information on the breakpoints.

First Trust Value Line Dividend Index Fund

Notwithstanding anything to the contrary in the Funds’ prospectus, effective as of the date set forth above, Footnote 1 of the table entitled “Annual Fund Operating Expenses” set forth in the section entitled “Fees and Expenses of the Fund” for each Fund set forth in the Funds’ prospectus is hereby deleted and replaced with the following:

(1)	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). See the Fund’s Statement of Additional Information for more information on the breakpoints.